Securities Act File No. 333-248462

As filed with the Securities and Exchange Commission on November 18, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
(Check appropriate box or boxes.)

GOLDMAN SACHS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (212) 902-1000

CAROLINE L. KRAUS, ESQ.

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

COPY TO:

STEPHEN H. BIER, ESQ.

ALLISON M. FUMAI, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Title of Securities Being Registered: Shares of Goldman Sachs Innovate Equity ETF, a series of the Registrant. The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinions of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of Goldman Sachs Data-Driven World ETF, Goldman Sachs Finance Reimagined ETF, Goldman Sachs Human Evolution ETF, Goldman Sachs Manufacturing Revolution ETF and Goldman Sachs New Age Consumer ETF, each a series of the Registrant, with and into Goldman Sachs Innovate Equity ETF, another series of the Registrant, as required by Item 16(12) of Form  N-14. Parts A and B of this Registration Statement are incorporated by reference to the Combined Information Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on October 6, 2020 (File No. 333-248462).

PART C: OTHER INFORMATION

Part C of this Registration Statement should be read in conjunction with Parts A and B. Capitalized terms used in this Part C and not otherwise defined have the meanings given them in Parts A and B of this Registration Statement.

Item 15. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of Trust of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1)(b).

Section 6 of the Distribution Agreement between the Registrant and Distributor dated March 26, 2015, provides that the Registrant will indemnify Distributor against certain liabilities, subject to certain conditions. A copy of the Distribution Agreement is incorporated by reference as Exhibit (e), to the Registrant’s Registration Statement.

Fund and trustees and officers liability policies purchased by the Registrant, Goldman Sachs MLP Income Opportunities Fund, Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	(a)	Certificate of Trust of the Registrant dated December 16, 2009 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 4, 2015)

	(b)	Amended and Restated Declaration of Trust dated April 16, 2015 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 4, 2015)

	(c)	Form of Amended Schedule A dated July 27, 2020 to the Amended and Restated Declaration of Trust dated April 16, 2015 (incorporated by reference from the Registrant’s registration statement on Form N-14, SEC File No. 333-248462, filed August 28, 2020)

(2)	By-laws dated December 18, 2014 (incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 4, 2015)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to this Registration Statement.

(5)	Not applicable.

(6)	(a)	Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Pre- Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed September 11, 2015)

	(b)	Form of Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 25, 2016)

	(c)	Form of Amended Annex A to the Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to all series of Registrant except ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Post-Effective Amendment No. 281 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed July 6, 2020)

(7)	(a)	Distribution Agreement between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 126 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed August 27, 2018)

	(b)	Form of Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 126 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed August 27, 2018)

(8)	Not applicable.

(9)	(a)	Custody Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed April 28, 2011)

	(b)	Letter Amendment to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed August 7, 2015)

	(c)	Letter Amendment dated October 20, 2015 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 518 to Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed January 15, 2016)

	(d)	Amendment dated January 6, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed January 29, 2016)

	(e)	Amendment dated March 1, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed May 20, 2016)

	(f)	Amendment dated June 13, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Hedge Industry VIP ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed December 22, 2017)

	(g)	Amendment dated August 29, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs TreasuryAccess 0-1 Year ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed December 22, 2017)

	(h)	Amendment dated April 5, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Access Emerging Markets Local Currency Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF and Goldman Sachs Access Investment Grade Corporate Bond ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed December 22, 2017)

	(i)	Amendment dated May 10, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Equal Weight U.S. Large Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed December 22, 2017)

	(j)	Amendment dated December 10, 2018 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 10, 2019)

	(k)	Amendment dated July 12, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed December 20, 2019)

	(l)	Amendment dated December 13, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed July 6, 2020)

(10)		Distribution and Service Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed September 11, 2015)

(11)		Opinion and Consent of Dechert LLP (incorporated by reference from the Registrant’s registration statement on Form N-14, SEC File No. 333-248462, filed August 28, 2020)

(12)		Opinions of Dechert LLP supporting the tax matters and consequences to shareholders of each Acquired Fund with respect solely to transactions between each such Acquired Fund and the Surviving Fund pursuant to the Plan of Reorganization (filed herewith)

(13)	(a)	Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed September 11, 2015)

	(b)	Amendment dated December 10, 2018 to the Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 10, 2019)

	(c)	Amendment dated December 13, 2019 to the Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed July 6, 2020)

	(d)	Form of Authorized Participant Agreement (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed August 7, 2015)

	(e)	Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to the Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed April 28, 2011)

	(f)	Letter Amendment to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed August 7, 2015)

	(g)	License Agreement between the Registrant and Goldman Sachs Asset Management, L.P. (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed September 11, 2015)

	(h)	Letter Amendment dated October 20, 2015 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed February 8, 2016)

	(i)	Amendment dated January 6, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed January 29, 2016)

	(j)	Amendment dated March 1, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed May 20, 2016)

	(k)	Amendment dated December 10, 2018 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed May 10, 2019)

	(l)	Amendment dated July 12, 2019 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Registrant and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Goldman Sachs Trust’s registration statement on Form N-1A, SEC File No. 33-17619, filed December 20, 2019)

	(m)	Amendment dated December 13, 2019 to the Fund Administration and Accounting Agreement dated April 28, 2016 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed July 6, 2020)

	(n)	Expense Limitation Agreement between Registrant and Goldman Sachs Asset Management, L.P. relating to Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement on Form N-1A, SEC File No. 333-200933, filed July 6, 2017)

(14)	(a)	Not applicable.

	(b)	Consent of Dechert LLP (incorporated by reference from the Registrant’s registration statement on Form N-14, SEC File No. 333-248462, filed August 28, 2020)

(15)		Not applicable.

(16)		Powers of Attorney for James A. McNamara, Joseph F. DiMaria, Caroline Dorsa, Linda A. Lang, Michael Latham and Lawrence W. Stranghoener (incorporated by reference from the Registrant’s registration statement on Form N-14, SEC File No. 333-248462, filed August 28, 2020)

(17)	(a)	Prospectus and Statement of Additional Information of the Acquired Funds dated December 27, 2019, as supplemented to date (incorporated by reference from the Registrant’s registration statement on Form N-14, SEC File No. 333-248462, filed August 28, 2020)

	(b)	Annual Report of the Acquired Funds for the Fiscal Year Ended August 31, 2019 (incorporated by reference from the Registrant’s filing on Form N-CSR, Accession No. 0001193125-19-276095, filed October 28, 2019)

	(c)	Semi-Annual Report of the Acquired Funds for the Fiscal Period Ended February 29, 2020 (incorporated by reference from the Registrant’s filing on Form N-CSRS, Accession No. 0001193125-20-133801, filed May 5, 2020)

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, [17 CFR 230.145c] the reoffering prospectus will contain information called for by the applicable Exchange registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 18th day of November, 2020.

GOLDMAN SACHS ETF TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	November 18, 2020

[1]Joseph F. DiMaria Joseph F. DiMaria	Treasurer, Principal Financial Officer and Principal Accounting Officer	November 18, 2020

[1]Caroline Dorsa Caroline Dorsa	Trustee	November 18, 2020

[1]Linda A. Lang Linda A. Lang	Trustee	November 18, 2020

[1]Michael Latham Michael Latham	Trustee	November 18, 2020

[1]Lawrence W. Stranghoener Lawrence W. Stranghoener	Chairman and Trustee	November 18, 2020

By: /s/ Caroline L. Kraus
Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs ETF Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on July 27, 2020.

RESOLVED, that Trustees and officers of the Trust who may be required to sign the Trust’s filings on Form N-14 and any and all amendments thereto be, and each hereby is, authorized to execute a power of attorney appointing Caroline L. Kraus, Joseph F. DiMaria, James A. McNamara and Robert Griffith, jointly and severally, as their attorneys-in-fact, each with power of substitution, for said Trustees and officers in any and all capacities to sign the Trust’s filings on Form N-14 for each Fund and any and all amendments to such filings on Form N-14, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the SEC and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-governmental filings, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

Dated: November 18, 2020

/s/ Caroline L. Kraus
Caroline L. Kraus,
Secretary

EXHIBITS

(12)	Opinions of Dechert LLP supporting the tax matters and consequences to shareholders of each Acquired Fund with respect solely to transactions between each such Acquired Fund and the Surviving Fund pursuant to the Plan of Reorganization